Available for sale securities (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Available For Sale Securities 1		$ 200,000
Available For Sale Securities 2		100,000
Available For Sale Securities 1	400,000
Available For Sale Securities 2	400,000
Available For Sale Securities 3	200,000
Available For Sale Securities 4	100,000
Available For Sale Securities 5	$ 1,000,000